OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

12.   OTHER COMPREHENSIVE INCOME

	Years ended December 31,
	2019			2020			2021
	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax
	amount	effect	amount	amount	effect	amount	amount	effect	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	5,258	(974)	4,284	9,207	(2,295)	6,912	15,659	(3,881)	11,778
Reclassification adjustments for amounts transferred to the consolidated income statement	853	(196)	657	198	(37)	161	8,858	(1,618)	7,240
Net movement during the year recognized in other comprehensive income (i)	6,111	(1,170)	4,941	9,405	(2,332)	7,073	24,517	(5,499)	19,018
Changes in the fair value of instruments at fair value through other comprehensive income	(39)	8	(31)	(6)	(4)	(10)	(6)	2	(4)
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings	—	—	—	(12)	—	(12)	—	—	—
Net movement during the year recognized in other comprehensive income	(39)	8	(31)	(18)	(4)	(22)	(6)	2	(4)
Cost of hedging reserve	—	—	—	162	—	162	(220)	—	(220)
Share of other comprehensive loss of associates and joint ventures	(810)	—	(810)	(2,441)	—	(2,441)	441	—	441
Foreign currency translation differences	1,480	—	1,480	(4,457)	—	(4,457)	(1,728)	—	(1,728)
Other comprehensive income	6,742	(1,162)	5,580	2,651	(2,336)	315	23,004	(5,497)	17,507

Note:

(i)    As at December 31, 2020 and 2021, cash flow hedge reserve amounted to a gain of RMB 8,176 and a gain of RMB 7,244, respectively, of which a gain of RMB 7,805 and a gain of RMB 7,214 were attributable to owners of the Company.